UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07167

Exact name of registrant as specified in charter:	Prudential Europe Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	April 30, 2004

Date of reporting period:	October 31, 2003

Item 1 – Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

SEMIANNUAL REPORT

OCTOBER 31, 2003

PRUDENTIAL

EUROPE GROWTH FUND, INC.

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s Portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Dear Shareholder,

December 16, 2003

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and some of its former brokers and branch managers in Massachusetts. As president of the Prudential Europe Growth Fund, Inc., I’d like to provide you with an update on the issues as they pertain to your Fund.

State and federal authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of the Prudential Europe Growth Fund, Inc., and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Prudential Europe Growth Fund, Inc.

Prudential Europe Growth Fund, Inc.	1

Your Fund’s Performance

Fund Objective

The investment objective of the Prudential Europe Growth Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. Effective November 21, 2003, the Prudential Europe Growth Fund, Inc. was merged into the Jennison Global Growth Fund, which is a series of Prudential World Fund, Inc. This Semiannual Report covers the performance of the Prudential Europe Growth Fund, Inc. for the period of May 1, 2003 to October 31, 2003.

Cumulative Total Returns[1] as of 10/31/03
	Six Months	One Year	Five Years	Since Inception[2]
Class A	17.96%	18.86%	–15.08%	61.13%

Class B	17.91	18.40	–18.22	49.96

Class C	17.88	18.36	–18.19	50.16

Class Z	17.94	19.07	–14.24	39.20

MSCI Europe Net Index[3]	19.19	24.16	–6.30	***

Lipper European Region Funds Avg.[4]	19.41	23.64	5.07	****

Average Annual Total Returns[1] as of 9/30/03
		One Year	Five Years	Since Inception[2]
Class A		16.68%	–3.88%	4.10%

Class B		17.33	–3.77	3.87

Class C		19.96	–3.82	3.76

Class Z		23.25	–2.69	3.76

MSCI Europe Net Index[3]		27.62	–1.05	***

Lipper European Region Funds Avg.[4]		25.59	0.78	****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, B, and C, 7/13/94; Class Z, 4/15/96. 3The Morgan Stanley Capital International (MSCI) Europe Net Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure developed market

2	Visit our website at www.jennisondryden.com

equity performance in Europe. As of September 2002, the MSCI Europe Net Index consisted of the following 16 developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. 4The Lipper European Region Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper European Region Funds category for the periods noted. Funds in the Lipper Average concentrate their investment in equity securities whose primary trading markets or operations are concentrated in the European region or in a single country within this region. Investors cannot invest directly in an index. The returns for the MSCI Europe Net Index and Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***MSCI Europe Net Index Since Inception cumulative total returns as of 10/31/03 are 110.22% for Class A, B, and C, and 57,22% for Class Z. MSCI Europe Net Index Since Inception average annual total returns as of 9/30/03 are 7.61% for Class A, B, and C, and 5.37% for Class Z. ****Lipper Average Since Inception cumulative total returns as of 10/31/03 are 94.69% for Class A, B, and C, and 50.87% for Class Z. Lipper Average Since Inception average annual total returns as of 9/30/03 are 6.64% for Class A, B, and C, and 4.63% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/03
BP PLC, Oil & Natural Gas Production	3.4%

Royal Dutch Petroleum Co., Oil & Natural Gas Production	3.4

Vodafone Group PLC, Telecommunications	3.3

GlaxoSmithKline PLC, Pharmaceuticals	3.1

HSBC Holdings PLC, Banks	3.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/03
Telecommunication Service & Equipment	14.3%

Oil & Natural Gas Production	13.1

Banking	12.1

Pharmaceuticals	11.3

Financial Services	11.3

Industry weightings are subject to change.

Prudential Europe Growth Fund, Inc.	3

Portfolio of Investments

as of October 31, 2003 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.1%

COMMON STOCKS 94.5%

Belgium 3.1%

41,292	Dexia	$650,427
74,083	Fortis	1,321,104
25,486	UCB SA	803,793

		2,775,324

Denmark 1.0%

113	AP Moller - Maersk A/S	887,099

Finland 2.9%

55,801	Fortum Oyj	514,409
95,479	Nokia Oyj	1,621,627
25,542	UPM-Kymmene Oyj	478,050

		2,614,086

France 14.6%

56,045	Arcelor	799,419
24,474	Aventis SA	1,295,944
23,990	AXA	454,580
14,036	BNP Paribas SA	737,522
14,587	Carrefour SA	765,796
18,088	Compagnie de Saint-Gobain	763,081
47,358	Credit Agricole SA	1,005,831
49,907	France Telecom SA(a)	1,207,912
8,416	L’Oreal SA	622,237
6,605	Lafarge SA	472,984
7	Orange SA(a)	77
14,069	PSA Peugeot Citroen	603,507
16,900	STMicroelectronics N.V.	449,899
32,359	Thomson	681,626
14,362	TotalFinaElf SA	2,232,232
54,102	Vivendi Universal SA(a)	1,136,487

		13,229,134

Republic of Germany 9.7%

31,497	Continental AG	1,069,166
14,330	Deutsche Bank AG	945,210
30,612	Deutsche Telekom AG(a)	482,196
11,910	E. On AG	601,997
19,539	Merck KGaA	684,375
57,650	Mobilcom AG(a)	793,495

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

3,875	Muenchener Rueckversicherungs-Gesellschaft AG	$462,136
9,263	Puma AG Rudolf Dassler Sport	1,351,199
21,569	RWE AG	599,268
3,034	SAP AG	441,407
19,754	Siemens AG	1,331,914

		8,762,363

Greece 0.5%

41,290	Cosmote Mobile Communications SA	475,196

Ireland 1.9%

62,211	Allied Irish Banks PLC	911,236
64,115	Bank Of Ireland	796,765

		1,708,001

Italy 6.4%

69,462	ENI SpA	1,103,039
34,800	Fondiaria - Sai SpA	603,993
49,608	Merloni Elettrodomestici SpA	836,205
37,410	Permasteelisa SpA	607,543
174,760	Telecom Italia Mobile SpA	806,540
551,905	Telecom Italia SpA(a)	957,252
183,913	UniCredito Italiano SpA	906,507

		5,821,079

Netherlands 7.6%

43,534	ABN AMRO Holdings N.V.	913,479
25,473	Akzo Nobel N.V.	805,456
15,486	DSM N.V.	710,018
35,075	ING Groep N.V.	728,236
23,835	Koninklijke (Royal) Philips Electronics N.V.	642,553
69,069	Royal Dutch Petroleum Co.	3,064,773

		6,864,515

Norway 0.8%

127,741	DnB Holding ASA	745,993

Portugal 0.5%

60,233	Portugal Telecom, SGPS SA	506,251

Spain 4.5%

387	Antena 3 Television, SA(a)	12,655

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	5

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

70,389	Banco Bilbao Vizcaya Argentaria SA	$807,635
21,482	Fomento de Construcciones y Contratas SA	700,738
36,337	Iberdrola SA	606,169
32,399	Repsol YPF SA	564,958
114,533	Telefonica SA	1,424,647

		4,116,802

Sweden 2.3%

50,627	Skandinaviska Enskilda Banken AB (Class “A” Shares)	610,054
12,639	Tele2 AB (Class “B” Shares)(a)	635,931
484,130	Telefonaktiebolaget LM Ericsson (Class “B” Shares)(a)	831,620

		2,077,605

Switzerland 9.0%

35,488	Credit Suisse Group	1,250,392
6,822	Nestle SA	1,501,979
64,972	Novartis AG	2,476,560
11,218	Roche Holdings AG	928,288
21,721	UBS AG	1,333,824
5,567	Zurich Financial Services AG	712,889

		8,203,932

United Kingdom 29.7%

26,104	Anglo American PLC	534,224
26,670	AstraZeneca PLC	1,252,731
85,089	Aviva PLC	698,134
112,871	Barclays PLC	951,935
58,279	Bovis Homes Group PLC	410,420
444,150	BP PLC	3,082,632
84,162	BT Group PLC	264,928
239,998	Centrica PLC	751,403
94,311	Compass Group PLC	543,739
75,831	Debenhams PLC	599,977
98,410	Diageo PLC	1,157,287
132,513	GlaxoSmithKline PLC	2,837,831
121,624	HBOS PLC	1,414,801
228,608	HMV Group plc	609,060
187,688	HSBC Holdings PLC	2,818,698
29,059	Imperial Tobacco Group PLC	481,775
87,649	J. Sainsbury PLC	421,294
149,925	Lloyds TSB Group PLC	1,041,194
285,295	MFI Furniture Group PLC	785,503
24,996	Reckitt Benckiser PLC	525,970

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

33,604	Royal Bank of Scotland Group PLC	$900,413
32,037	Severn Trent PLC	384,905
100,270	Unilever PLC	855,019
1,422,604	Vodafone Group PLC	2,987,431
67,163	WPP Group PLC	639,954

		26,951,258

	Total common stocks (cost $74,914,397)	85,738,638

PREFERRED STOCKS 0.5%

Republic of Germany 0.5%

31,640	ProSiebenSat.1 Media AG (cost $231,970)	487,355

RIGHT 0.1%

France

47,358	Credit Agricole SA(a)	11,011

Republic of Germany 0.1%

3,875	Muenchener Rueckversicherungs-Gesellschaft AG(a)	31,668

	Total right (cost $0)	42,679

	Total long-term investments (cost $75,146,367)	$86,268,672

Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 2.4%

Repurchase Agreement 2.4%

$2,164	Joint Repurchase Agreement Account, 1.07%, 11/3/03 (cost $2,164,000; Note 6)	$2,164,000

	Total Investments 97.5% (cost $77,310,367; Note 5)	88,432,672
	Other assets in excess of liabilities 2.5%	2,268,307

	Net Assets 100%	$90,700,979

(a)	Non-income producing security.

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	7

Portfolio of Investments

as of October 31, 2003 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2003 was as follows:

Telecommunication Service & Equipment	14.3%
Oil & Natural Gas Production	13.1
Banking	12.1
Pharmaceuticals	11.3
Financial Services	11.3
Foods	3.7
Insurance	2.7
Household Products	2.4
Building & Construction	2.4
Retail	2.2
Media	2.0
Diversified Operations	1.9
Automobiles & Auto Parts	1.8
Chemicals	1.7
Electronic Components	1.5
Apparel	1.5
Electrical Power	1.3
Beverages	1.3
Transport Services	1.0
Steel	0.9
Public Works Construction	0.8
Cosmetics & Toiletries	0.7
Television	0.6
Minerals	0.6
Computer Products & Services	0.5
Paper	0.5
Semiconductor Equipment & Devices	0.5
Tobacco	0.5
Cash & Equivalents	2.4

97.5%
Other assets in excess of liabilities	2.5

100.0%

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

SEMIANNUAL REPORT

OCTOBER 31, 2003

PRUDENTIAL

EUROPE GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

Statement of Assets and Liabilities

as of October 31, 2003 (Unaudited)

Assets

Investments, at value (cost $77,310,367)	$88,432,672
Foreign currency, at value (cost $75,610)	75,529
Receivable for investments sold	2,886,016
Foreign tax reclaim receivable	186,075
Dividends and interest receivable	64,780
Receivable for Fund shares sold	2,924
Prepaid expenses	907

Total assets	91,648,903

Liabilities

Accrued expenses	645,837
Payable for Fund shares reacquired	183,703
Management fee payable	57,872
Payable to custodian	22,486
Distribution fee payable	18,319
Deferred directors’ fees	11,903
Withholding tax payable	7,804

Total liabilities	947,924

Net Assets	$90,700,979

Net assets were comprised of:
Common stock, at par	$7,521
Paid-in capital in excess of par	114,233,873

114,241,394
Undistributed net investment income	397,866
Accumulated net realized loss on investments and foreign currency transactions	(35,072,709)
Net unrealized appreciation on investments and foreign currencies	11,134,428

Net assets, October 31, 2003	$90,700,979

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share
($55,198,513 ÷ 4,470,132 shares of common stock issued and outstanding)	$12.35
Maximum sales charge (5% of offering price)	.65

Maximum offering price to public	$13.00

Class B

Net asset value, offering price and redemption price per share
($26,230,867 ÷ 2,277,691 shares of common stock issued and outstanding)	$11.52

Class C

Net asset value and redemption price per share
($4,663,108 ÷ 404,212 shares of common stock issued and outstanding)	$11.54
Sales charge (1% of offering price)	.12

Offering price to public	$11.66

Class Z

Net asset value, offering price and redemption price per share
($4,608,491 ÷ 368,876 shares of common stock issued and outstanding)	$12.49

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	11

Statement of Operations

Six Months Ended October 31, 2003 (Unaudited)

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $160,796)	$1,263,070
Interest	3,428

Total income	1,266,498

Expenses
Management fee	341,238
Distribution fee—Class A	68,325
Distribution fee—Class B	51,239
Distribution fee—Class C	9,247
Transfer agent’s fees and expenses	317,000
Reports to shareholders	238,000
Custodian’s fees and expenses	228,000
Legal fees and expenses	82,000
Registration fees	30,000
Audit fee	16,000
Directors’ fees	4,000
Miscellaneous	1,941

Total operating expenses	1,386,990

Loan interest expense (Note 7)	78

Total expenses	1,387,068

Net investment loss	(120,570)

Realized And Unrealized Gain On Investments And Foreign Currency Transactions

Net realized gain on:
Investment transactions	4,096,504
Foreign currency transactions	45,415

4,141,919

Net change in unrealized appreciation (depreciation) on:
Investments	10,981,312
Foreign currencies	(24,327)

10,956,985

Net gain on investments and foreign currencies	15,098,904

Net Increase In Net Assets Resulting From Operations	$14,978,334

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2003	Year Ended April 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment gain (loss)	$(120,570)	$573,561
Net realized gain (loss) on investment and foreign currency transactions	4,141,919	(27,446,119)
Net change in unrealized appreciation on investments and foreign currencies	10,956,985	1,656,170

Net increase (decrease) in net assets resulting from operations	14,978,334	(25,216,388)

Fund share transactions (net of share conversions) (Note 7)
Net proceeds from shares sold	7,495,657	66,479,862
Cost of shares reacquired	(20,722,357)	(90,336,475)

Net decrease in net assets from Fund share transactions	(13,226,700)	(23,856,613)

Total increase (decrease)	1,751,634	(49,073,001)

Net Assets

Beginning of period	88,949,345	138,022,346

End of period(a)	$90,700,979	$88,949,345

(a) Includes undistributed net investment income of:	$397,866	$518,436

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	13

Notes to Financial Statements

(Unaudited)

Prudential Europe Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe. The Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing prices as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker (if available, otherwise a principal market maker or primary market dealer). Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the series’ normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a

14	Visit our website at www.jennisondryden.com

security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

Prudential Europe Growth Fund, Inc.	15

Notes to Financial Statements

Cont’d

amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income, or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement. PI manages the investment operations of the Fund, administers the Fund’s affairs and is

16	Visit our website at www.jennisondryden.com

responsible for the selection, subject to review and approval of the Board of Advisors. PI supervises the advisors performance of advisory services and makes recommendations to the Board as to whether the adviser’s contract should be renewed, modified or terminated. PI has entered into a subadvisory agreement with Gartmore Global Partners (“Gartmore”). The subadvisory agreement provides that Gartmore furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Gartmore is obligated to keep certain books and records of the Fund. PI pays for the services of Gartmore, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investments Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Prior to June 2, 2003 PIMS had contractually agreed to limit such fees to .25 of 1%, 1% and 1%of the average daily net asset of the Class A,B and C shares respectively. For the period of June 2, 2003 through October 30, 2003, such expenses for the Fund were .25 of 1% of the average daily net assets of the Class A, B and C shares. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it has received approximately $1,000 and $1,200 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended October 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has also advised the Fund that for the six months ended October 31, 2003, it has received approximately $24,200 and $3,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Prudential Europe Growth Fund, Inc.	17

Notes to Financial Statements

Cont’d

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended October 31, 2003, the Fund incurred fees of approximately $121,000 for the services of PMFS. As of October 31, 2003 approximately $19,100 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealer. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $17,000 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”) and Prudential Securities, Inc. (“PSI”), an affiliate of PI, were approximately $14,000 for the six months ended October 31, 2003. Effective July 1, 2003, Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly owned subsidy of Prudential. As of October 31, 2003, approximately $2,200 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 2003 were $30,994,653 and $47,246,245, respectively.

Note 5. Tax Information

As of October 31, 2003, the Fund had distributable earnings of $397,866 on a tax basis. In addition, the approximate capital loss carryforward was $21,367,000 which expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $11,445,000 and other cumulative timing differences.

18	Visit our website at www.jennisondryden.com

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2003 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$82,592,206	$8,015,737	$2,175,271	$5,840,466

The difference between book basis and tax basis is primarily attributable to deferred losses on Wash sales.

Note 6. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of October 31, 2003, the Fund had a .9347% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $2,164,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bear Stearns Securities Corp., 1.07%, in the principal amount of $77,172,000 repurchase price $77,178,881 due 11/03/03. The value of the collateral including accrued interest was $78,717,519.

Goldman Sachs & Co., 1.07%, in the principal amount of $77,173,000 repurchase price $77,179,881, due 11/03/03. The value of the collateral including accrued interest was $78,716,461.

Greenwich Capital Markets, Inc., 1.07% in the principal amount of $77,172,000 repurchase price $77,178,881 due 11/03/03. The value of the collateral including accrued interest was $78,719,220.

Note 7. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately

Prudential Europe Growth Fund, Inc.	19

Notes to Financial Statements

Cont’d

seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500,000,000 authorized shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2003:
Shares sold	333,732	$3,694,010
Shares reacquired	(1,107,008)	(12,586,194)

Net decrease in shares outstanding before conversion	(773,276)	(8,892,184)
Shares issued upon conversion from Class B	180,595	2,103,451

Net decrease in shares outstanding	(592,681)	$(6,788,733)

Year ended April 30, 2003:
Shares sold	4,038,386	$41,634,586
Shares reacquired	(5,186,116)	(54,080,349)

Net decrease in shares outstanding before conversion	(1,147,730)	(12,445,763)
Shares issued upon conversion from Class B	586,256	6,129,468

Net decrease in shares outstanding	(561,474)	$(6,316,295)

Class B
Six months ended October 31, 2003:
Shares sold	65,412	$672,599
Shares reacquired	(289,474)	(3,099,129)

Net decrease in shares outstanding before conversion	(224,062)	(2,246,530)
Shares reacquired upon conversion into Class A	(193,637)	(2,103,451)

Net decrease in shares outstanding	(417,699)	$(4,529,981)

Year ended April 30, 2003:
Shares sold	721,357	$7,089,117
Shares reacquired	(1,530,900)	(15,174,516)

Net decrease in shares outstanding before conversion	(809,543)	(8,085,399)
Shares reacquired upon conversion into Class A	(625,705)	(6,129,468)

Net decrease in shares outstanding	(1,435,248)	$(14,214,867)

20	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended October 31, 2003:
Shares sold	128,302	$1,290,284
Shares reacquired	(201,795)	(2,096,929)

Net decrease in shares outstanding	(73,493)	$(806,645)

Year ended April 30, 2003:
Shares sold	824,684	$7,969,331
Shares reacquired	(968,242)	(9,417,156)

Net decrease in shares outstanding	(143,558)	$(1,447,825)

Class Z
Six months ended October 31, 2003:
Shares sold	164,193	$1,838,764
Shares reacquired	(258,837)	(2,940,105)

Net decrease in shares outstanding	(94,644)	$(1,101,341)

Year ended April 30, 2003:
Shares sold	929,494	$9,786,828
Shares reacquired	(1,093,443)	(11,664,454)

Net decrease in shares outstanding	(163,949)	$(1,877,626)

Note 8. Borrowings

The Fund along with other affiliated registered investment companies (The “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to 1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004.

The Fund utilized the line of credit during the six months ended October 31, 2003. The average daily balances for the two days the Fund had debt outstanding was approximately $793,000 at a weighted average interest rate of approximately 1.77%.

Prudential Europe Growth Fund, Inc.	21

Notes to Financial Statements

Cont’d

Note 9. Plan of Reorganization

On June 1, 2003, the Directors of the Fund approved an Agreement and Plan of Reorganization (the “Plan”), which provides for the transfer of all assets and liabilities of Prudential Europe Growth Fund, Inc. to Prudential World Fund, Inc.-Jennison Global Growth Fund in exchange for Class A,B,C, and Z shares of the Prudential World Fund, Inc.-Jennison Global Growth Fund and Prudential World Fund, Inc.-Jennison Global Growth Fund’s assumption of the Prudential Europe Growth Fund, Inc.

The plan has been approved by the shareholders of the Prudential Europe Growth Fund, Inc. at a shareholder meeting held on November 20, 2003. The Plan took effect on November 21, 2003. The Prudential Europe Growth Fund, Inc will bear all of the costs of reorganization, including the cost of proxy solicitation.

22	Visit our website at www.jennisondryden.com

SEMIANNUAL REPORT

OCTOBER 31, 2003

PRUDENTIAL

EUROPE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended October 31, 2003

Per Share Operating Performance:(a)
Net Asset Value, Beginning Of Period	$10.47

Income From Investment Operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.89

Total from investment operations	1.88

Less Distributions:
Distributions in excess of net investment income	—
Distributions from net realized gains on investments and foreign currency transactions	—

Total distributions	—

Net asset value, end of period	$12.35

Total Return(b):	17.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,199
Average net assets (000)	$54,363
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	3.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	2.77	%(c)
Net investment income (loss)	(.26	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	35	%(e)

(a)	Based on weighted average shares outstanding, by class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	For the period ended October 31, 2003, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(e)	Not annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A

Year Ended April 30,

2003	2002	2001	2000	1999

$12.87	$15.03	$21.63	$18.80	$19.91

.09	.02	(.05)	(.04)	.03
(2.49)	(2.18)	(4.61)	3.83	.28

(2.40)	(2.16)	(4.66)	3.79	.31

—	—	—	—	(.24)
—	—	(1.94)	(.96)	(1.18)

—	—	(1.94)	(.96)	(1.42)

$10.47	$12.87	$15.03	$21.63	$18.80

(18.65)%	(14.37)%	(21.66)%	20.27%	2.03%

$53,019	$72,367	$68,664	$104,031	$78,074
$56,891	$66,709	$85,358	$85,317	$67,286

1.87%	1.63%	1.43%	1.37%	1.43%
1.62%	1.38%	1.18%	1.12%	1.18%
.84%	.17%	(.27)%	(.18)%	.15%

107%	212%	39%	79%	62%

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	25

Financial Highlights

(Unaudited) Cont’d.

	Class B
	Six Months Ended October 31, 2003

Per Share Operating Performance:(a)
Net Asset Value, Beginning Of Period	$9.77

Income From Investment Operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.77

Total from investment operations	1.75

Less Distributions:
Distributions in excess of net investment income	—
Distributions from net realized gains on investments and foreign currency transactions	—

Total distributions	—

Net asset value, end of period	$11.52

Total Return(b):	17.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,231
Average net assets (000)	$26,645
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	3.15	%(c)
Expenses, excluding distribution and service (12b-1) fees	2.77	%(c)
Net investment income (loss)	(.34	)%(c)

(a)	Based on weighted average shares outstanding, by class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	For the period November 1, 2002 through June 1, 2003, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to 1% of the average daily net assets of the Class B shares. Effective June 2, 2003, such expenses were limited to .25% of 1%.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B

Year Ended April 30,

2003	2002	2001	2000	1999

$12.10	$14.23	$20.82	$18.26	$19.35

.01	(.06)	(.17)	(.18)	(.11)
(2.34)	(2.07)	(4.48)	3.70	.30

(2.33)	(2.13)	(4.65)	3.52	.19

—	—	—	—	(.10)
—	—	(1.94)	(.96)	(1.18)

—	—	(1.94)	(.96)	(1.28)

$9.77	$12.10	$14.23	$20.82	$18.26

(19.26)%	(14.97)%	(22.50)%	19.38%	1.39%

$26,347	$49,985	$114,966	$198,260	$96,247
$33,989	$74,536	$153,025	$193,811	$91,220

2.62%	2.38%	2.18%	2.12%	2.18%
1.62%	1.38%	1.18%	1.12%	1.18%
.08%	(.49)%	(1.00)%	(.92)%	(.57)%

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months Ended October 31, 2003

Per Share Operating Performance:(a)
Net Asset Value, Beginning Of Period	$9.79

Income From Investment Operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.77

Total from investment operations	1.75

Less Distributions:
Distributions in excess of net investment income	—
Distributions from net realized gains on investments and foreign currency transactions	—

Total distributions	—

Net asset value, end of period	$11.54

Total Return(b):	17.88%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,663
Average net assets (000)	$4,802
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	3.15	%(c)
Expenses, excluding distribution and service (12b-1) fees	2.77	%(c)
Net investment income (loss)	(.31	)%(c)

(a)	Based on weighted average shares outstanding, by class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.
(d)	For the period November 1, 2002 through June 1, 2003, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to 1% of the average daily net assets of the Class C shares. Effective June 2, 2003, such expenses were limited to .25% of 1%.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C

Year Ended April 30,

2003	2002	2001	2000	1999

$12.12	$14.25	$20.83	$18.25	$19.38

.01	(.07)	(.18)	(.18)	(.11)
(2.34)	(2.06)	(4.46)	3.72	.26

(2.33)	(2.13)	(4.64)	3.54	.15

—	—	—	—	(.10)
—	—	(1.94)	(.96)	(1.18)

—	—	(1.94)	(.96)	(1.28)

$9.79	$12.12	$14.25	$20.83	$18.25

(19.22)%	(14.95)%	(22.40)%	19.45%	1.18%

$4,677	$7,531	$10,996	$17,501	$15,073
$5,567	$8,573	$14,393	$15,974	$13,465

2.62%	2.38%	2.18%	2.12%	2.18%
1.62%	1.38%	1.18%	1.12%	1.18%
.10%	(.54)%	(1.02)%	(.93)%	(.61)%

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d.

	Class Z
	Six Months Ended October 31, 2003

Per Share Operating Performance:(a)
Net Asset Value, Beginning Of Period	$10.59

Income From Investment Operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.89

Total from investment operations	1.90

Less Distributions:
Distributions in excess of net investment income	—
Distributions from net realized gains on investments and foreign currency transactions	—

Total distributions	—

Net asset value, end of period	$12.49

Total Return(b):	17.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,608
Average net assets (000)	$4,692
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	2.77	%(c)
Net investment income (loss)	.11	%(c)

(a)	Based on weighted average shares outstanding, by class.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z

Year Ended April 30,

2003	2002	2001	2000	1999

$12.97	$15.10	$21.74	$18.83	$19.93

.11	.06	(.01)	.01	.05
(2.49)	(2.19)	(4.69)	3.86	.31

(2.38)	(2.13)	(4.70)	3.87	.36

—	—	—	—	(.28)
—	—	(1.94)	(.96)	(1.18)

—	—	(1.94)	(.96)	(1.46)

$10.59	$12.97	$15.10	$21.74	$18.83

(18.35)%	(14.11)%	(21.74)%	20.67%	2.35%

$4,906	$8,140	$10,668	$15,516	$10,972
$5,741	$8,486	$13,144	$12,455	$8,572

1.62%	1.38%	1.18%	1.12%	1.18%
1.62%	1.38%	1.18%	1.12%	1.18%
1.05%	.46%	(.03)%	.08%	.25%

See Notes to Financial Statements.

Prudential Europe Growth Fund, Inc.	31

Supplemental Proxy Information

(Unaudited)

A meeting of the Fund’s shareholders was held on November 20, 2003. The meeting was held for the following purpose:

To approve an agreement and plan of reorganization between Prudential Europe Growth Fund, Inc. and Prudential World Fund, Inc., on behalf of its Series, Jennison Global Growth Fund.

The result of the proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Abstentions
Reorganization plan between the Fund and Prudential World Fund, Inc.—Jennison Global Growth Fund	3,699,799	177,198	244,462

32	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
Delayne Dedrick Gold•Robert F. Gunia•Robert E. La Blanc•Judy A. Rice •Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal
Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary• Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Gartmore Global Partners	1200 River Road Conshohocken, PA 19428

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Prudential Europe Growth Fund, Inc.
Share Class	A	B	C	Z

Nasdaq	PRAEX	PRBEX	PEUCX	PIEUX

CUSIP	74431N103	74431N202	74431N301	74431N400

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report. The accompanying financial statements as of October 31, 2003 were not audited and, accordingly, no auditors’ opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Europe Growth Fund, Inc.
Share Class	A	B	C	Z

Nasdaq	PRAEX	PRBEX	PEUCX	PIEUX
CUSIP	74431N103	74431N202	74431N301	74431N400

MF160E2    IFS-AO86528

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert –

Stephen Munn had been designated as the Fund’s Audit Committee Financial Expert, however, he resigned as a Director of the Fund effective November 30, 2003.

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Europe Growth Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date	December 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2003

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 22, 2003

*	Print the name and title of each signing officer under his or her signature.